First Trust High Income Strategic Focus ETF Shareholder Fees	Oct. 31, 2025
First Trust High Income Strategic Focus ETF | First Trust High Income Strategic Focus ETF
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%